Subsequent events (Details Narrative) - BRL (R$) R$ in Millions	1 Months Ended
	Feb. 24, 2023	Jan. 23, 2023
Subsequent Events
Issuance debentures		R$ 750
Distribution amount		R$ 500
Issuance concluded amount	R$ 500